STOCK CAPITAL (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the Company's option activity related to options to employees and directors, and related information is as follows:

	For the three months ended March 31, 2014
	Amount of options	Weighted average exercise price	Aggregate intrinsic value
		$	$

Outstanding at beginning of period	6,185,831	0.1705
Granted	-	-
Exercised	-	-
Cancelled	-	-

Outstanding at end of period	6,185,831	0.1705	677,348

Vested and expected-to-vest at end of period	5,193,609	0.1694	574,413

A summary of the Company's option activity related to options to employees and directors, and related information is as follows:

	For the year ended December 31, 2013
	Amount of options	Weighted average exercise price	Aggregate intrinsic value
		$	$

Outstanding at beginning of period	4,751,665	0.1803
Granted	5,726,666	0.2492
Exercised	(20,000)	0.0670
Cancelled	(4,272,500)	0.2873

Outstanding at end of period	6,185,831	0.1705	58,765

Vested and expected-to-vest at end of period	5,036,942	0.1712	44,325

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The options outstanding as of December 31, 2013, have been separated into exercise prices, as follows:

	Options outstanding as of	Weighted average remaining	Options exercisable as of
	December 31,	contractual	December 31,
Exercise price	2013	Life	2013
$		Years

0.00005	666,664	7.29	611,109
0.067	96,668	5.50	96,668
0.15	2,604,999	6.86	2,451,666
0.18	1,580,000	8.57	640,000
0.2	507,500	7.51	507,500
0.26	355,000	8.59	355,000
0.32	30,000	6.12	30,000
0.39	90,000	3.50	90,000
0.4	90,000	2.47	90,000
0.47	90,000	3.22	90,000
0.75	75,000	1.16	75,000
	6,185,831	7.23	5,036,942

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of the options is estimated at the date of grant using Black-Scholes options pricing model with the following assumptions used in the calculation:

	Year ended December 31,
	2013	2012

Expected volatility	121%	132%
Risk-free interest	0.86%	0.63%
Dividend yield	0%	0%
Expected life of up to (years)	5.4	5.5
Forfeiture rate	0%	0%

Schedule Of Warrants Issued To Investors Service Providers [Table Text Block]
a)	Warrants to investors and service providers and investors:

The fair value for the warrants to service providers was estimated on the measurement date determined using a Black-Scholes option pricing model, with the following weighted-average assumptions for the year ended December 31, 2010; weighted average volatility of 140%, risk free interest rates of 2.39%-3.14%, dividend yields of 0% and a weighted average life of the options of 5-5.5 and 1-9 years. There were no grants to service providers during 2012 and 2013 using Black-Scholes calculation.

Issuance date	Number of warrants issued	Exercised	Forfeited	Outstanding	Exercise Price $	Warrantse xercisable	Exercisable through

November-December 2004	14,600,845	14,396,010	204,835	-	0.00005 - 0.01	-	-
February-December 2005	3,058,471	173,000	2,548,308	337,163	0.15 - 2.5	337,163	Jun - Dec 2015
February-December 2006	1,686,355	727,696	478,659	480,000	0.005 – 1.5	480,000	Feb - May 2016
March 2007	14,803,300		1,003,300	13,800,000	0.15 - 0.47	13,800,000	May 2015 – Oct 2017
April 2008	9,175,000			9,175,000	0.15 - 0.29	9,175,000	May 2015 – Sep 2018
Apr-Oct 2009	4,937,500	100,000		4,837,500	0.067 – 0.29	4,837,500	May 2015 – Oct 2019
January 2010	1,250,000		1,250,000	-	0.5	-	-
February 2010	125,000	125,000		-	0.01	-	-
February 2010	3,000,000		3,000,000	-	0.5	-	-
February 2010	1,500,000			1,500,000	0.001	1,000,000	Feb 2020
April 2010	33,334			33,334	0.00005	33,334	Apr 2020
January 2011	4,537,500			4,537,500	0.29	4,537,500	May 2015
February 2011	641,026		641,026	-	0.39	-	-
February 2011	6,407,500	946,834	5,460,666	-	0.28	-	-
February 2011	12,815,000		12,815,000	-	0.5	-	-
April 2011	33,334			33,334	0.00005	33,334	Apr 2021
April 2012	33,334			33,334	0.00005	33,334	Apr 2022
July 2012	493,966			493,966	0.348	493,966	Jul 2014
July 2012	232,758			232,758	0.29	232,758	Jan 2015
July 2012	14,864,228			14,864,228	0.29	14,864,228	Jan 2015
Feb 2013	833,334			833,334	0.5	833,334	Oct 2015
April 2013	33,334			33,334	0.00005	30,556	April 2023
August 2013	17,647,058			17,647,058	0.25	17,647,058	August 2016
	112,742,177	16,468,540	27,401,794	68,871,843		68,369,065

a)	Warrants to investors and service providers:

Issuance date	Number of warrants issued	Exercised	Forfeited	Outstanding	Exercise Price $	Warrants exercisable	Exercisable through

November-December 2004	14,600,845	14,396,010	204,835	-	0.00005 - 0.01	-	-
February-December 2005	3,058,471	173,000	2,548,308	337,163	0.15 - 2.5	337,163	Jun - Dec 2015
February-December 2006	1,686,355	727,696	478,659	480,000	0.005 – 1.5	480,000	Feb - May 2016
March 2007	14,803,300		1,003,300	13,800,000	0.15 - 0.47	13,800,000	May 2015 – Oct 2017
April 2008	9,175,000			9,175,000	0.15 - 0.29	9,175,000	May 2015 – Sep 2018
Apr-Oct 2009	4,937,500	100,000		4,837,500	0.067 – 0.29	4,837,500	May 2015 – Oct 2019
January 2010	1,250,000		1,250,000	-	0.5	-	-
February 2010	125,000	125,000		-	0.01	-	-
February 2010	3,000,000		3,000,000	-	0.5	-	-
February 2010	1,500,000			1,500,000	0.001	500,000	Feb 2020
April 2010	33,334			33,334	0.00005	33,334	Apr 2020
January 2011	4,537,500			4,537,500	0.29	4,537,500	May 2015
February 2011	641,026		641,026	-	0.39	-	-
February 2011	6,407,500	946,834	5,460,666	-	0.28	-	-
February 2011	12,815,000		12,815,000	-	0.5	-	-
April 2011	33,334			33,334	0.00005	33,334	Apr 2021
April 2012	33,334			33,334	0.00005	33,334	Apr 2022
July 2012	493,966			493,966	0.348	493,966	Jul 2014
July 2012	232,758			232,758	0.29	232,758	Jan 2015
July 2012	14,864,228			14,864,228	0.29	14,864,228	Jan 2015
Feb 2013	833,334			833,334	0.5	833,334	Oct 2015
April 2013	33,334			33,334	0.00005	13,889	April 2023
August 2013	17,647,058			17,647,058	0.25	17,647,058	August 2016
	112,742,177	16,468,540	27,401,794	68,871,843		67,852,398

Schedule Stock Awards Activity Related To Service Providers [Table Text Block]
A summary of the Company's stock awards activity related to shares issued to service providers and related information is as follows:

	Year ended December 31,		Year ended December 31,
	2013		2012
	Amount of shares	Weighted average issue price	Amount of shares	Weighted average issue price
		$		$
Outstanding at beginning of period	11,795,801	0.27	11,001,378	0.27
Issued	809,696	0.24	794,423	0.26
Outstanding at end of period	12,605,497	0.27	11,795,801	0.27

Stock Based Compensation Expense [Table Text Block]
The total stock-based compensation expense, related to shares, options and warrants granted to employees, directors and service providers, was comprised, at each period, as follows:

	Three months ended March 31,		Period from September 22, 2000 (inception date) through March 31,
	2014	2013	2014
	U.S. $ in thousands
Research and development	128	75	17,999
General and administrative	104	226	11,529
Financial expenses, net	-	-	248
Total stock-based compensation expense	232	301	29,776

The total stock-based compensation expense, related to shares, options and warrants granted to employees and service providers, was comprised, at each period, as follows:

	Year ended December 31,		Period from September 22, 2000 (inception date) through December 31,
	2013	2012	2013
	U.S. $ in thousands
Research and development	105	236	17,871
General and administrative	767	545	11,425
Financial expenses, net	-	-	248
Total stock-based compensation expense	872	781	29,544